PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Impairment Effects on Earnings Per Share [Line Items]
Cost of sales	$ 2,578,368	$ 339,629
Property, Plant and Equipment [Member]
Impairment Effects on Earnings Per Share [Line Items]
Depreciation expense	446,994	85,114
Cost of sales	$ 88,116	$ 57,029